Other Components of Equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Statement of changes in equity [abstract]
Currency translation reserve	₨ 49,388.8	$ 757.8	₨ (50,933.2)	₨ 45,936.6
Available-for-sale investments reserve	1,422.1	21.8	1,062.8	274.6
Hedging reserve	(45,081.1)	(691.7)	(213,038.1)	(84,860.0)
Total	₨ 5,729.8	$ 87.9	₨ (262,908.5)	₨ (38,648.8)